Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Interest, net of amounts capitalized	$ 4,085	$ 4,491	$ 4,429
Changes in device payment plan agreement receivables - non-current	(3,303)	(23)	(1,010)
Proceeds from Tower Monetization Transaction		2,346
Other, net	(1,082)	(3,734)	(2,078)
Other, net	$ (4,385)	$ (1,411)	$ (3,088)